Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2011
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBTX
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBAX
HANCOCK HORIZON STRATEGIC INCOME BOND FUND (Prospectus Summary) | HANCOCK HORIZON STRATEGIC INCOME BOND FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBCX
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHGTX
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHGAX
HANCOCK HORIZON VALUE FUND (Prospectus Summary) | HANCOCK HORIZON VALUE FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHGCX
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHRTX
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHRAX
HANCOCK HORIZON GROWTH FUND (Prospectus Summary) | HANCOCK HORIZON GROWTH FUND | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHRCX
HANCOCK HORIZON BURKENROAD FUND (First Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHBUX
HANCOCK HORIZON BURKENROAD FUND (Second Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND | CLASS D SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYBUX
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHAXX
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | INSTITUTIONAL SWEEP CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHIXX
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (Third Prospectus Summary) | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | TRUST CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTRXX